SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10 — SUBSEQUENT EVENTS

In April 2019, the Company issued 17,120 shares of common stock of the Company upon the exercise of warrants, for aggregate proceeds of $
82,292
. In April 2019, the Company issued an aggregate of
1,990
shares of common stock upon the cashless exercise of outstanding options and outstanding warrants to purchase an aggregate of 6,400 shares of common stock.
In May 2019, the Company issued 11,668 shares of common stock of the Company upon exercise of warrants, for aggregate proceeds of $11,085. In May and June 2019, the Company issued an aggregate of 2,041 shares of common stock of the Company upon exercise of outstanding options, for aggregate proceeds of $5,898 cash and 545 options surrendered upon cashless exercise.

On June 3, 2019, the Company granted an aggregate of 92,939 incentive stock options to fifty-two
of the Company’s employees. The options to purchase shares of common stock are exercisable at $6.53 for ten years with options vesting approximately one-third on each of the first three anniversaries of the date of grant, subject to the employee’s continuous service on the vesting dates. The exercise price was determined using the closing price of the Company’s common stock on June 3, 2019. In addition, on June 3, 2019, the Company granted an aggregate of 134,740 restricted stock units: 33,840 as compensation to the Company’s independent directors, 20,000 to an independent contractor and 80,900 to the Company’s chief financial officer under his employment agreement.

NOTE 13 — SUBSEQUENT EVENTS

In January 2019, the Company issued 20,000 shares of its common stock of the Company for the exercise of options, for proceeds of $19,000. In January and February 2019, the Company issued 10,000 and 1,395 shares of its common stock, respectively, upon the exercise of outstanding warrants to purchase an aggregate of 11,395 shares of common stock, for aggregate proceeds of $23,450. In January and February 2019, the Company issued an aggregate of 11,837 shares of its common stock upon the cashless exercise of outstanding options and outstanding warrants to purchase 17,733 shares of common stock.

On February 7, 2019, the Company granted an aggregate of 28,700 incentive stock options to employees newly hired since June 4, 2018. The options to purchase shares of common stock are exercisable at $10.55 for five years with options vesting 50% at the vesting commencement date, subject to the employee’s continuous service on the first anniversary of their date of hire (vesting commencement dates range from June 4, 2019 through January 25, 2020), and 50% vesting in eight equal quarterly installments to vest on the first day of each calendar quarter following the vesting commencement date and installments continuing for the first day of each of the seven calendar quarters thereafter. The exercise price was determined using the closing price of the Company’s common stock on February 7, 2019.